PROVISIONS (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of other provisions [abstract]
Schedule of provisions
	Years Ended June 30,
	2018	2017

Current
Annual leave (1)	266,487	298,508
Long service leave (1)(2)	322,206	399,530

Total	588,693	698,038

Non-Current
Long service leave (2)	916	440

Schedule of movements in provisions
	Years Ended June 30,
	2018	2017
Annual leave
Carrying amount at start of year	298,508	288,122
Charged/(credited) to profit or loss
-additional provisions recognized	261,354	134,198
Amounts used during the year	(293,375)	(123,812)
Carrying amount at end of year	266,487	298,508

Long service leave
Carrying amount at start of year	399,970	321,119
Charged/(credited) to profit or loss	(103,363)
-additional provisions recognized	26,515	78,851
Carrying amount at end of year	323,122	399,970

TOTAL	589,609	698,478

Schedule of amounts not expected to be settled within the next 12 months
	Years Ended June 30,
	2018	2017

Long service leave obligation expected to be settled after 12 months	916	197,940